Derivative financial instruments and risk management (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Offsetting Assets
Gross Amount of Recognized Assets	$ 128	$ 211	$ 298
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amount of Assets Presented in the Statement of Financial Position	128	211	298
Financial Instruments	(35)	(41)	(71)
Cash Collateral Received	0	0	0
Net Amount of Assets	93	170	227
Machinery, Energy & Transportation
Offsetting Assets
Gross Amount of Recognized Assets	27	73	60
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amount of Assets Presented in the Statement of Financial Position	27	73	60
Financial Instruments	(27)	(32)	(59)
Cash Collateral Received	0	0	0
Net Amount of Assets	0	41	1
Financial Products
Offsetting Assets
Gross Amount of Recognized Assets	101	138	238
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amount of Assets Presented in the Statement of Financial Position	101	138	238
Financial Instruments	(8)	(9)	(12)
Cash Collateral Received	0	0	0
Net Amount of Assets	$ 93	$ 129	$ 226